Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated March 18, 2019 to

PROSPECTUS DATED MAY 1, 2018,

As supplemented June 7, 2018, September 19, 2018,

December 19, 2018, February 1, 2019, February 12, 2019,

March 14, 2019 and March 15, 2019

I.  STRATEGIC BOND FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

•	Colchester Global Investors Limited
•	Logan Circle Partners, L.P.
•	Schroder Investment Management North America Inc.
•	Scout Investments, Inc.
•	Western Asset Management Company and Western Asset Management Company Limited

36-08-634

Russell Investment Funds

RUSSELL INVESTMENT FUNDS

Supplement dated March 18, 2019 to

STRATEGIC BOND FUND

SUMMARY PROSPECTUS DATED May 1, 2018,

As supplemented September 19, 2018, March 14, 2019 and March 18, 2019

I.  MANAGEMENT: The following replaces the list of money managers in the sub-section entitled “Management” in the Summary Prospectus:

•	Colchester Global Investors Limited
•	Logan Circle Partners, L.P.
•	Schroder Investment Management North America Inc.
•	Scout Investments, Inc.
•	Western Asset Management Company and Western Asset Management Company Limited